Condensed Statement of Operations - USD ($)			3 Months Ended	6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Formation and operating costs		$ (25,128)	$ (526,603)	$ (676,348)		$ (154,977)
(Loss) income from operations		(25,128)	(526,603)	(676,348)		(154,977)
Other Income
Interest income on trust account			620,012	1,232,214		471,486
Net (loss) profit		(25,128)	93,409	$ 555,866		316,509
CADV Ventures S.A [Member]
Revenues
Total revenues								$ 772,833	$ 539,066
Cost of revenues
Taxes and other surcharges								5,806	1,564
Total cost of revenues								199,246	195,229
Gross profit								573,587	343,837
Operating expenses
Sales and marketing expenses								7,390	43,273
General and administrative expenses								192,170	107,190
Research and development expenses								256,858	649,169
Total operating expenses								456,418	799,632
(Loss) income from operations								117,169	(455,795)
Other Income
Other expense, net								(7,037)	(46,974)
(Loss) profit before income tax								110,132	(502,769)
Income tax expenses
Net (loss) profit								110,132	(502,769)
Other comprehensive (loss) income
Foreign currency translation gain (loss)								(134,956)	35,727
Total comprehensive (loss) income								$ (24,824)	$ (467,042)
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic								3,892,467	3,200,050
Ordinary Shares - Diluted								3,892,467	3,200,050
(Loss) earnings per ordinary share
Ordinary Shares - Basic								$ 0.03	$ (0.16)
Ordinary Shares - Diluted								$ 0.03	$ (0.16)
CADV Ventures S.A [Member] | Sales of Service Third Parties [Member]
Revenues
Total revenues								$ 57,664	$ 4,645
Cost of revenues
Cost of sales of service								89,163	134,420
CADV Ventures S.A [Member] | Sales of Service Related Parties [Member]
Revenues
Total revenues								715,169	534,421
Cost of revenues
Cost of sales of service								$ 104,277	$ 59,245
Kukugan Invest [Member]
Other Income
(Loss) profit before income tax	$ (333)				$ (105,668)		$ 190,748
Income tax expenses
Net (loss) profit	$ (333)						$ 190,747
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic	22,640,989				100,000		3,200,050
Ordinary Shares - Diluted	22,640,989				100,000		3,200,050
(Loss) earnings per ordinary share
Ordinary Shares - Basic	$ (0.00)				$ (1.06)		$ 0.06
Ordinary Shares - Diluted	$ (0.00)				$ (1.06)		$ 0.06
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor			Successor	Successor		Predecessor	Predecessor
Kukugan Invest [Member] | Successor [Member]
Revenues
Total revenues					$ 774,924
Cost of revenues
Total cost of revenues					668,956
Gross profit					105,968
Operating expenses
Sales and marketing expenses					2,777
General and administrative expenses					187,279
Research and development expenses
Total operating expenses					190,056
(Loss) income from operations					(84,088)
Other Income
Other expense, net					(21,580)
(Loss) profit before income tax					(105,668)
Income tax expenses
Net (loss) profit					(105,668)
Other comprehensive (loss) income
Foreign currency translation gain (loss)					10,606
Total comprehensive (loss) income					$ (95,062)
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic					100,000
Ordinary Shares - Diluted					100,000
(Loss) earnings per ordinary share
Ordinary Shares - Basic					$ (1.06)
Ordinary Shares - Diluted					$ (1.06)
Kukugan Invest [Member] | Successor [Member] | Nonrelated Party [Member]
Revenues
Total revenues					$ 663,679
Cost of revenues
Cost of sales of service					606,130
Kukugan Invest [Member] | Successor [Member] | Related Party [Member]
Revenues
Total revenues					111,245
Cost of revenues
Cost of sales of service					$ 62,826
Kukugan Invest [Member] | Predecessor [Member]
Revenues
Total revenues							$ 477,108
Cost of revenues
Total cost of revenues							80,677
Gross profit							396,431
Operating expenses
Sales and marketing expenses							7,166
General and administrative expenses	333						35,032
Research and development expenses							128,364
Total operating expenses	333						170,562
(Loss) income from operations	(333)						225,869
Other Income
Other expense, net							(35,122)
(Loss) profit before income tax	(333)						190,747
Income tax expenses
Net (loss) profit	(333)						190,747
Other comprehensive (loss) income
Foreign currency translation gain (loss)	126						(117,900)
Total comprehensive (loss) income	$ (207)						$ 72,847
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic	22,640,989						3,200,050
Ordinary Shares - Diluted	22,640,989						3,200,050
(Loss) earnings per ordinary share
Ordinary Shares - Basic	$ (0.00)						$ 0.05
Ordinary Shares - Diluted	$ (0.00)						$ 0.05
Kukugan Invest [Member] | Predecessor [Member] | Nonrelated Party [Member]
Revenues
Total revenues							$ 9,387
Cost of revenues
Cost of sales of service							44,114
Kukugan Invest [Member] | Predecessor [Member] | Related Party [Member]
Revenues
Total revenues							467,721
Cost of revenues
Cost of sales of service							$ 36,563
Redeemable Ordinary Shares [Member]
Other Income
Net (loss) profit			$ 73,008	$ 434,462		$ 183,760
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic			6,900,000	6,900,000		2,450,526
Ordinary Shares - Diluted			6,900,000	6,900,000		2,450,526
(Loss) earnings per ordinary share
Ordinary Shares - Basic			$ 0.01	$ 0.06		$ 0.07
Ordinary Shares - Diluted			$ 0.01	$ 0.06		$ 0.07
Non Redeemable Ordinary Shares [Member]
Other Income
Net (loss) profit		$ (25,128)	$ 20,401	$ 121,404		$ 132,749
Weighted average number of ordinary shares outstanding:
Ordinary Shares - Basic		1,725,000	1,928,100	1,928,100		1,770,262
Ordinary Shares - Diluted		1,725,000	1,928,100	1,928,100		1,770,262
(Loss) earnings per ordinary share
Ordinary Shares - Basic		$ (0.01)	$ 0.01	$ 0.06		$ 0.07
Ordinary Shares - Diluted		$ (0.01)	$ 0.01	$ 0.06		$ 0.07